CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
CONSOLIDATED STATEMENTS OF EARNINGS [Abstract]
Net Sales	$ 2,054,933	$ 1,822,336	$ 1,890,851
COST OF GOODS SOLD	1,829,824	1,622,609	1,660,896
GROSS PROFIT	225,109	199,727	229,955
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	184,919	181,363	197,617
CANADIAN ANTI-DUMPING DUTY	2,328	0	0
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIREMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	(6,666)	6,353	2,049
EARNINGS FROM OPERATIONS	44,528	12,011	30,289
INTEREST EXPENSE	4,053	3,732	3,549
INTEREST INCOME	(510)	(566)	(301)
EQUITY IN EARNINGS OF INVESTEE	(79)	58	(70)
NON-OPERATING (INCOME)/EXPENSE	3,464	3,224	3,178
EARNINGS BEFORE INCOME TAXES	41,064	8,787	27,111
INCOME TAXES	15,054	2,874	7,200
NET EARNINGS	26,010	5,913	19,911
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,076)	(1,364)	(2,500)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	23,934	4,549	17,411
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 1.21	$ 0.23	$ 0.91
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 1.21	$ 0.23	$ 0.89
OTHER COMPRESHENSIVE INCOME:
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	980	(1,067)	697
COMPREHENSIVE INCOME	26,990	4,846	20,608
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,398)	(862)	(2,665)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 24,592	$ 3,984	$ 17,943